Vanguard Consumer Staples Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI US IMI/Consumer Staples 25/50 (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.38%	8.32%	8.18%
MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.82%	14.02%	12.64%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.69%	7.60%	7.44%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.32%	6.41%	6.44%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.32%	8.23%	8.09%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.26%	8.23%	8.09%